Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2016
Investment in Affiliates
Schedule of investment in affiliates

	As of December 31,
	2015	2016
	RMB	RMB
Equity-method investments:
Ovation(i)	137,401	71,908
Feiyuan (Note 3(b))	85,920	—
Others(ii)	29,385	21,236

Total	252,706	93,144

Details of the significant investments are as follows:

(i)

On February 21, 2014, the Group acquired a 23% equity interest in Ovation, which is a BVI company that engages in research and development, and distribution of beauty products and production and publication of TV programme, for a total consideration of approximately US$55,777 (approximately RMB339,303) pursuant to a share purchase and subscription agreement with Ovation and certain of its existing shareholders.

(ii)

Other investments in affiliates comprise of a number of investments in private companies which the Group owns 20% voting right or higher and have significant influence, these investments include certain PRC registered companies that provides logistic services and engages in cosmetic sales.